Document and Entity Information	12 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
Central Index Key	0000816753
Amendment Flag	false
Document Creation Date	Dec 31, 2012
Document Effective Date	Dec 31, 2012
Prospectus Date	Dec 31, 2012

Jennison Natural Resources Fund, Inc.
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC. FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 24 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 43.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Jennison Natural Resources Fund, Inc. (USD $)	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Jennison Natural Resources Fund, Inc.	Class A	Class B	Class C	Class Q	Class R	Class Z
Management fees	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	none	0.75%	none
+ Other expenses	0.18%	0.18%	0.18%	0.04%	0.18%	0.18%
= Total annual Fund operating expenses	1.19%	1.89%	1.89%	0.75%	1.64%	0.89%
 Fee waivers	none	none	none	none	(0.25%)	none
= Net annual Fund operating expenses	1.19%	1.89%	1.89%	0.75%	1.39%	0.89%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example Jennison Natural Resources Fund, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	665	907	1,168	1,914
Class B	692	894	1,121	1,944
Class C	292	594	1,021	2,212
Class Q	77	240	417	930
Class R	142	493	868	1,923
Class Z	91	284	493	1,096

If Shares Are Not Redeemed
Expense Example, No Redemption Jennison Natural Resources Fund, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	665	907	1,168	1,914
Class B	192	594	1,021	1,944
Class C	192	594	1,021	2,212
Class Q	77	240	417	930
Class R	142	493	868	1,923
Class Z	91	284	493	1,096

° The distributor of the Fund has contractually agreed until February 28, 2014 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of Class R shares. This waiver may not be terminated by the distributor prior to February 28, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund’s Board of Directors.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Consistent with our investment objective, we look for investments that we think will increase in value over a period of years. The Fund normally invests at least 80% of investable assets in equity and equity-related securities of natural resource companies and in asset-based securities, as described below. Natural resource companies are U.S. and foreign (non-U.S. based) companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. Asset-based securities are securities, the values of which are related to the market value of a natural resource. The principal type of equity in which the Fund invests is common stock. In addition to common stock, equity and equity-related securities include preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships. Generally, we consider selling a security when it no longer displays conditions for growth, is no longer undervalued or falls short of expectations. The Fund will provide 60 days’ prior written notice to shareholders of a change in this non-fundamental policy.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Special Risks of Investing in Natural Resource Companies. The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource companies. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic companies in which we invest if they have significant operations or investments in foreign countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]

[1]	These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return of the Fund's Class A shares from January 1, 2012 to September 30, 2012 was 0.09%.

Best Quarter:		Worst Quarter:
28.24%	3rd Quarter 2005	-40.93%	3rd Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-11)
Average Annual Total Returns Jennison Natural Resources Fund, Inc.	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B shares	(23.39%)	3.45%	16.24%
Class C shares	(20.17%)	3.62%	16.24%
Class Q shares	(18.46%)			(16.36%)	Dec 27, 2010
Class R shares	(18.95%)	4.16%		4.76%	Aug 22, 2006
Class Z shares	(18.54%)	4.66%	17.41%
Class A Shares	(23.26%)	3.18%	16.44%
Class A Shares Return After Taxes on Distributions	(23.26%)	2.40%	15.21%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(15.12%)	2.42%	14.31%
Lipper Global Natural Resources Index (reflects no deduction for fees, expenses or taxes)	(16.41%)	0.70%	11.78%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
MSCI World ND Index (reflects no deduction for fees, expenses or taxes)	(5.54%)	(2.37%)	3.62%
Lipper Global Natural Resources Funds Average (reflects no deduction for fees, expenses or taxes)	(16.65%)	1.55%	13.26%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans or accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
Jennison Natural Resources Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC. FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 24 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 43.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock	° The distributor of the Fund has contractually agreed until February 28, 2014 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of Class R shares. This waiver may not be terminated by the distributor prior to February 28, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund’s Board of Directors.
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Consistent with our investment objective, we look for investments that we think will increase in value over a period of years. The Fund normally invests at least 80% of investable assets in equity and equity-related securities of natural resource companies and in asset-based securities, as described below. Natural resource companies are U.S. and foreign (non-U.S. based) companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. Asset-based securities are securities, the values of which are related to the market value of a natural resource. The principal type of equity in which the Fund invests is common stock. In addition to common stock, equity and equity-related securities include preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships. Generally, we consider selling a security when it no longer displays conditions for growth, is no longer undervalued or falls short of expectations. The Fund will provide 60 days’ prior written notice to shareholders of a change in this non-fundamental policy.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Special Risks of Investing in Natural Resource Companies. The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource companies. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic companies in which we invest if they have significant operations or investments in foreign countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

		For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
28.24%	3rd Quarter 2005	-40.93%	3rd Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans or accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans or accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Jennison Natural Resources Fund, Inc. | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.71%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.18%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.89%
 Fee waivers	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	692
3 Years	rr_ExpenseExampleYear03	894
5 Years	rr_ExpenseExampleYear05	1,121
10 Years	rr_ExpenseExampleYear10	1,944
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
One Year	rr_AverageAnnualReturnYear01	(23.39%)
Five Years	rr_AverageAnnualReturnYear05	3.45%
Ten Years	rr_AverageAnnualReturnYear10	16.24%
Since Inception	rr_AverageAnnualReturnSinceInception
Jennison Natural Resources Fund, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.71%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.18%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.89%
 Fee waivers	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	292
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,212
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
One Year	rr_AverageAnnualReturnYear01	(20.17%)
Five Years	rr_AverageAnnualReturnYear05	3.62%
Ten Years	rr_AverageAnnualReturnYear10	16.24%
Since Inception	rr_AverageAnnualReturnSinceInception
Jennison Natural Resources Fund, Inc. | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.04%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%
 Fee waivers	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	930
One Year	rr_AverageAnnualReturnYear01	(18.46%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(16.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 2010
Jennison Natural Resources Fund, Inc. | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.18%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.64%
 Fee waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	868
10 Years	rr_ExpenseExampleYear10	1,923
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	493
5 Years	rr_ExpenseExampleNoRedemptionYear05	868
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,923
One Year	rr_AverageAnnualReturnYear01	(18.95%)
Five Years	rr_AverageAnnualReturnYear05	4.16%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 22, 2006
Jennison Natural Resources Fund, Inc. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.71%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.18%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%
 Fee waivers	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	284
5 Years	rr_ExpenseExampleNoRedemptionYear05	493
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
One Year	rr_AverageAnnualReturnYear01	(18.54%)
Five Years	rr_AverageAnnualReturnYear05	4.66%
Ten Years	rr_AverageAnnualReturnYear10	17.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Jennison Natural Resources Fund, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.71%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.18%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.19%
 Fee waivers	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	665
3 Years	rr_ExpenseExampleYear03	907
5 Years	rr_ExpenseExampleYear05	1,168
10 Years	rr_ExpenseExampleYear10	1,914
1 Year	rr_ExpenseExampleNoRedemptionYear01	665
3 Years	rr_ExpenseExampleNoRedemptionYear03	907
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,168
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,914
2002	rr_AnnualReturn2002	20.09%	[1]
2003	rr_AnnualReturn2003	37.08%	[1]
2004	rr_AnnualReturn2004	27.07%	[1]
2005	rr_AnnualReturn2005	54.19%	[1]
2006	rr_AnnualReturn2006	21.43%	[1]
2007	rr_AnnualReturn2007	46.14%	[1]
2008	rr_AnnualReturn2008	(52.87%)	[1]
2009	rr_AnnualReturn2009	73.17%	[1]
2010	rr_AnnualReturn2010	27.79%	[1]
2011	rr_AnnualReturn2011	(18.80%)	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return of the Fund’s Class A shares from January 1, 2012 to September 30, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.93%)
One Year	rr_AverageAnnualReturnYear01	(23.26%)
Five Years	rr_AverageAnnualReturnYear05	3.18%
Ten Years	rr_AverageAnnualReturnYear10	16.44%
Since Inception	rr_AverageAnnualReturnSinceInception
Jennison Natural Resources Fund, Inc. | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(23.26%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Ten Years	rr_AverageAnnualReturnYear10	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception
Jennison Natural Resources Fund, Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(15.12%)
Five Years	rr_AverageAnnualReturnYear05	2.42%
Ten Years	rr_AverageAnnualReturnYear10	14.31%
Since Inception	rr_AverageAnnualReturnSinceInception
Jennison Natural Resources Fund, Inc. | Lipper Global Natural Resources Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(16.41%)
Five Years	rr_AverageAnnualReturnYear05	0.70%
Ten Years	rr_AverageAnnualReturnYear10	11.78%
Since Inception	rr_AverageAnnualReturnSinceInception
Jennison Natural Resources Fund, Inc. | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.09%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Jennison Natural Resources Fund, Inc. | MSCI World ND Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.54%)
Five Years	rr_AverageAnnualReturnYear05	(2.37%)
Ten Years	rr_AverageAnnualReturnYear10	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception
Jennison Natural Resources Fund, Inc. | Lipper Global Natural Resources Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(16.65%)
Five Years	rr_AverageAnnualReturnYear05	1.55%
Ten Years	rr_AverageAnnualReturnYear10	13.26%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return of the Fund's Class A shares from January 1, 2012 to September 30, 2012 was 0.09%.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 31, 2012